Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              December 31, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam New Value Fund and Putnam International Voyager Fund, each a series of Putnam Investment Funds (Reg. No.33-56339) (811-7237) (the "Funds") Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 55 to each Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 26, 2002.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 11913.

                                  Very truly yours,

                                  PUTNAM INVESTMENT FUNDS

                                  /s/ Gordon H. Silver

                              By: ---------------------
                                  Gordon H. Silver
                                  Vice President

cc: Peter Stahl, Esq.